Income Taxes - Summary of Deferred Tax Assets (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Estimated net operating loss carryforward	$ 2,218,618	$ 6,204,024
Estimated research and development credits	2,244,047	2,235,914
Accruals and other	2,273,838	1,234,413
Deferred rent	164,821	181,134
Gross deferred tax assets	6,901,324	9,855,485
Less valuation allowance	(6,901,324)	(9,855,485)
Net deferred tax assets	$ 0	$ 0